Equity Method Investment (Details) - Schedule of the Summarized Financial Information - Digiclear [Member] - Nukkleus Inc.[Member]	12 Months Ended
Sep. 30, 2022 USD ($)
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 9,532
Noncurrent assets	579,297
Current liabilities	502,562
Noncurrent liabilities
Equity	86,267
Net revenue
Gross profit
Loss from operations	330,740
Net loss	$ 330,740